COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases
Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following at December 31, 2018:

	RMB	US$
2019	18,913	2,751
2020	20,977	3,051
2021	13,122	1,909
2022	8,584	1,248
2023	8,629	1,255
Thereafter	53,993	7,852
	124,218	18,066